Commitments	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Commitments
9.	Commitments

Lease obligations relate to the Company’s rent of office space and warehouse space. The term of the leases expire on November 1, 2020 and July 1, 2020 with the Company holding an option to renew for a further five years for the office space.

As at December 31, 2018, future payments required under non-cancellable operating leases contracted for but not capitalized in the financial statements are as follows:

	December 31, 2018	December 31, 2017
Payable not later than one year	$831,854	$310,034
Payable later than one year and not later than five years	1,316,980	507,036
Payable later than five years	-	-
	$2,148,834	$817,070